Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Current Financial Liabilities	Other current financial liabilities

	2017		2016
Sundry creditors	Ps.	593	Ps.	688
Derivative financial instruments		3,916		204

Total	Ps.	4,509	Ps.	892

Summary of Provisions and Other Non-current Liabilities	Provisions and other non-current liabilities

	2017		2016
Provisions	Ps.	11,067	Ps.	13,628
Taxes payable		355		337
Other		850		1,064

Total	Ps.	12,272	Ps.	15,029

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2017		2016
Derivative financial instruments	Ps.	578	Ps.	5,476
Security deposits		591		269

Total	Ps.	1,169	Ps.	5,745

Schedule of Provisions Recorded in Consolidated Statement of Financial Position

The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2017 and 2016:

	2017		2016
Taxes	Ps.	6,717	Ps.	10,223
Labor		2,365		2,356
Legal		1,985		1,049

Total	Ps.	11,067	Ps.	13,628

Summary of Changes in Provisions

Changes in the balance of provisions recorded

24.5.1 Taxes

	2017		2016		2015
Balance at beginning of the year	Ps.	10,223	Ps.	1,658	Ps.	2,198
Penalties and other charges		148		173		21
New contingencies		4		3		84
Cancellation and expiration		(98)		(106)		(205)
Contingencies added in business combinations (1)		861		7,840		—
Payments		(944)		(6)		(214)
Brazil tax amnesty		(3,069)		—		—
Effect of foreign currency exchange rates		(408)		661		(226)

Balance at end of the year	Ps.	6,717	Ps.	10,223	Ps.	1,658

24.5.2 Labor

	2017		2016		2015
Balance at beginning of the year	Ps.	2,356	Ps.	1,340	Ps.	1,543
Penalties and other charges		56		203		209
New contingencies		115		211		44
Cancellation and expiration		(33)		(177)		(102)
Contingencies added in business combinations		—		500		—
Payments		(76)		(336)		(111)
Effects of foreign currency exchange rates		(52)		615		(243)
Effect Venezuela (Note 3.3)		(1)		—		—

Balance at end of the year	Ps.	2,365	Ps.	2,356	Ps.	1,340

24.5.3 Legal

	2017		2016		2015
Balance at beginning of the year	Ps.	1,049	Ps.	319	Ps.	427
Penalties and other charges		121		33		—
New contingencies		170		196		—
Cancellation and expiration		(16)		(46)		(33)
Contingencies added in business combinations		783		496		—
Payments		(80)		(81)		—
Brazil tax amnesty		7		—		—
Effects of foreign currency exchange rates		(47)		132		(75)
Effects Venezuela		(2)		—		—

Balance at end of the year	Ps.	1,985	Ps.	1,049	Ps.	319

(1)	At December 31, 2016, an amount of Ps. 7,840 correspond to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relates to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, the Company took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 such benefit has been offset against the corresponding indemnifiable assets.

Schedule of Future Minimum Lease Payments

The contractual maturities of the operating leases commitments by currency, expressed in mexican pesos as of December 31, 2017, are as follows:

	Mexican pesos		U.S. dollars		Other
Not later than 1 year	Ps.	106	Ps.	103	Ps.	1
Later than 1 year and not later than 5 years		423		682		—
Later than 5 years		211		205		—

Total	Ps.	740	Ps.	990	Ps.	1